Related-party Transactions	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Related-party Transactions
43.	Related-party Transactions

All inter-company transactions and balances between AUO and its subsidiaries are eliminated in the consolidated financial statements. The transactions between the Company and other related parties are set out as follows:

(a)	Compensation to key management personnel

Key management personnel’s compensation comprised:

	For the years ended December 31,
	2017	2018	2019
	(in thousands)
Short-term employee benefits	$566,231	345,019	243,203
Post-employment benefits	2,244	2,547	2,633
	$568,475	347,566	245,836

(b)	Except for otherwise disclosed in other notes to the consolidated financial statements, the Company’s significant related party transactions and balances were as follows:

(1)	Sales

	Sales			Accounts receivable from related parties
	For the years ended December 31,			December 31,
	2017	2018	2019	2018	2019
	(in thousands)
Associates	$1,216,868	1,898,336	1,227,987	696,423	280,009
Others(i)	11,959,720	12,050,450	10,347,963	2,057,830	1,498,490
	$13,176,588	13,948,786	11,575,950	2,754,253	1,778,499

The collection terms for sales to related parties were 25 to 55 days from the end of the month during which the invoice is issued. The pricing for sales to related parties were not materially different from those with third parties.

(2)	Purchases

	Purchases			Accounts payable to related parties
	For the years ended December 31,			December 31,
	2017	2018	2019	2018	2019
	(in thousands)
Associates	$8,667,555	9,185,563	8,664,439	3,664,742	2,825,292
Joint ventures	1,057,106	1,449,636	1,027,147	-	72,942
Others(i)	17,549,228	18,589,791	17,077,497	4,496,444	4,052,594
	$27,273,889	29,224,990	26,769,083	8,161,186	6,950,828

The payment terms for purchases from related parties were 30 to 120 days. The pricing and payment terms with related parties were not materially different from those with third parties.

(3)	Acquisition of property, plant and equipment

	For the years ended December 31,
	2017	2018	2019
	(in thousands)
Associates	$1,549	6,527	6,555
Others(i)	2,801	4,449	17,436
	$4,350	10,976	23,991

(4)	Disposal of property, plant and equipment and others

	Proceeds from disposal
	For the years ended December 31,
	2017	2018	2019
	(in thousands)
Others(i)	$3,352	-	835

	Gains on disposal
	For the years ended December 31,
	2017	2018	2019
	(in thousands)
Others(i)	$2,212	-	72

(5)	Other related party transactions

	Other receivables due from related parties
	December 31,
	2018	2019
	(in thousands)
Associates	$8,161	2,727
Others(i)	4,784	1,229
	$12,945	3,956

	Other payables due to related parties (including payable for equipment)
	December 31,
	2018	2019
	(in thousands)
Associates	$18,148	13,980
Others(i)	10,027	35,991
	$28,175	49,971

	Rental income
	For the years ended December 31,
	2017	2018	2019
	(in thousands)
Associates	$48,223	55,044	52,227
Joint ventures	6,611	6,611	6,611
Others(i)	82,427	91,222	107,587
	$137,261	152,877	166,425

	Administration and other income
	For the years ended December 31,
	2017	2018	2019
	(in thousands)
Associates	$14,311	18,580	17,980
Joint ventures	-	1,060	223
Others(i)	9,246	8,789	7,996
	$23,557	28,429	26,199

	Other expenses
	For the years ended December 31,
	2017	2018	2019
	(in thousands)
Associates	$28,017	37,155	20,157
Joint ventures	1,389	567	36
Others(i)	35,040	29,336	59,287
	$64,446	67,058	79,480

(i)	Entities which are substantive related parties of the Company but not been accounted for using the equity method, mainly Qisda Corporation and its subsidiaries.

The Company leased portion of its facilities to related parties. The collection term was 15 days from quarter-end, and the pricing was not materially different from that with third parties.

For the years ended December 31, 2017, 2018 and 2019, the Company had received cash dividends from related parties of $420,547 thousand, $668,228 thousand and $566,865 thousand, respectively.